Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Registrant Name	Cullen/Frost Bankers, Inc.
Central Index Key	0000039263